Securities Financing (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Summary of Redeemable Preferred Stock

	Series E Redeemable Preferred		Series F Redeemable Preferred
	Shares	Amount	Shares	Amount
	(Dollars In Thousands)
Balance at December 31, 2014	—	$—	—	$—
Issuance of redeemable preferred stock, net of discount and issuance costs of $10.6 million	210,000	174,299	1	—
Accretion relating to liquidation preference on preferred stock	—	467	—	—
Accretion for discount and issuance costs on preferred stock	—	219	—	—
Accumulated dividends	—	2,287	—	—
Balance at December 31, 2015	210,000	$177,272	1	$—